FINANCING AND LOANS RECEIVABLE - Changes in the provision (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
FINANCING AND LOANS
Opening Balance	R$ 1,668,710	R$ 2,635,209
(+) Additions	929,640	155,822
(-) Reversal	(33,249)	(66,952)
Closing Balance	2,542,341	2,700,212
Loans and receivables
FINANCING AND LOANS
Opening Balance	1,388,340	755,002
(+) Additions	363,583	3,277
Closing Balance	R$ 1,751,923	R$ 758,278